Operating Segments - Disclosure of Detailed Information About Segment Performance (Details) - NZD ($) $ in Thousands		7 Months Ended	12 Months Ended
		Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
DisclosureOfOperatingSegmentLineItems [Line Items]
Service income					$ 7,702
Revenue		96,284	111,920	131,388	151,000
Cost of sales		(57,144)	(74,480)	(87,459)	(83,525)
Gross margin		39,140	37,440	43,929	67,475
Administrative expenses		(2,383)	(3,432)	(4,131)	(4,090)
Corporate expenses		(8,082)	(14,145)	(12,851)	(13,002)
Other foreign exchange gain/loss		3,306	(1,963)	(757)	2,423
EBITDA		(2,126)	(25,602)	(24,053)	10,470
Brand transition, restructure and transaction expenses		(1,321)	(10,075)	(3,272)	(2,232)
Finance expense		(6,238)	(4,041)	(8,791)	(10,409)
Impairment expense		(292)	(8,173)	(1,914)	(2,157)
Fair value (gain)/loss on foreign exchange contracts		2,135	1,065	(502)	7,660
Fair value gain/(loss) on Convertible Note derivative		(592)	(775)	2,393
Loss before income tax expense		(15,114)	(50,494)	(37,533)	(15,200)
Income tax expense		(865)	1,274	(60)	(5,546)
Loss after income tax expense		(15,979)	(49,220)	(37,593)	(20,746)
Operating segments [member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue from external customers		96,284	111,920	131,286	143,290
Service income				102	7,702
Other income					8
Revenue		96,284	111,920	131,388	151,000
Cost of sales		(57,144)	(74,480)	(87,459)	(83,525)
Gross margin		39,140	37,440	43,929	67,475
Other segment expenses	[1]	(32,040)	(45,454)	(47,354)	(48,362)
Administrative expenses		(541)	(1,050)	(1,101)	(801)
Corporate expenses		(8,082)	(17,947)	(19,150)	(13,002)
Other foreign exchange gain/loss		(603)	1,409	(377)	5,160
EBITDA		(2,126)	(25,602)	(24,053)	10,470
Brand transition, restructure and transaction expenses		(1,321)	(10,075)	(3,272)	(2,232)
Finance expense		(6,238)	(4,041)	(8,791)	(10,409)
Impairment expense		(292)	(8,173)	(1,914)
Depreciation and amortisation		(1,842)	(2,382)	(3,030)	(5,446)
Fair value (gain)/loss on foreign exchange contracts		(2,135)	(1,704)	(502)	(7,660)
Unrealised foreign exchange gain/(loss)		(568)	2,258	1,636	77
Fair value gain/(loss) on Convertible Note derivative		(592)	(775)	2,393
Loss before income tax expense		(15,114)	(50,494)	(37,533)	(15,200)
Income tax expense		(865)	1,274	(60)	(5,546)
Loss after income tax expense		(15,979)	(49,220)	(37,593)	(20,746)
Operating segments [member] | New Zealand Retail [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue from external customers		21,953	31,801	34,269	37,389
Service income
Other income
Revenue		21,953	31,801	34,269	37,389
Cost of sales		(9,707)	(15,424)	(16,488)	(16,053)
Gross margin		12,246	16,377	17,781	21,336
Other segment expenses	[1]	(7,480)	(13,537)	(13,451)	(12,263)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		4,766	2,840	4,330	9,073
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		4,766	2,840	4,330	9,073
Income tax expense
Loss after income tax expense		4,766	2,840	4,330	9,073
Operating segments [member] | Australia Retail [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue from external customers		12,053	18,547	18,236	20,680
Service income
Other income
Revenue		12,053	18,547	18,236	20,680
Cost of sales		(5,592)	(9,192)	(9,457)	(8,930)
Gross margin		6,461	9,355	8,779	11,750
Other segment expenses	[1]	(6,196)	(11,003)	(11,329)	(9,835)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		265	(1,648)	(2,550)	1,915
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense		(281)
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		(16)	(1,648)	(2,550)	1,915
Income tax expense
Loss after income tax expense		(16)	(1,648)	(2,550)	1,915
Operating segments [member] | New Zealand Wholesale [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue from external customers		7,484	7,154	10,453	15,071
Service income
Other income
Revenue		7,484	7,154	10,453	15,071
Cost of sales		(4,961)	(6,372)	(8,213)	(10,721)
Gross margin		2,523	782	2,240	4,350
Other segment expenses	[1]	(475)	(912)	(1,068)	(709)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		2,048	(130)	1,172	3,641
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		2,048	(130)	1,172	3,641
Income tax expense
Loss after income tax expense		2,048	(130)	1,172	3,641
Operating segments [member] | Australia Wholesale [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue from external customers		18,091	11,491	15,512	28,021
Service income
Other income
Revenue		18,091	11,491	15,512	28,021
Cost of sales		(11,431)	(8,498)	(12,545)	(18,056)
Gross margin		6,660	2,993	2,967	9,965
Other segment expenses	[1]	(2,089)	(4,495)	(3,781)	(3,520)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		4,571	(1,502)	(814)	6,445
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation					(2,157)
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		4,571	(1,502)	(814)	4,288
Income tax expense
Loss after income tax expense		4,571	(1,502)	(814)	4,288
Operating segments [member] | US Wholesale [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue from external customers		9,015	5,798	6,390	18,876
Service income
Other income
Revenue		9,015	5,798	6,390	18,876
Cost of sales		(6,934)	(5,222)	(6,438)	(14,540)
Gross margin		2,081	576	(48)	4,336
Other segment expenses	[1]	(2,065)	(2,724)	(3,301)	(2,817)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		16	(2,148)	(3,349)	1,519
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		16	(2,148)	(3,349)	1,519
Income tax expense
Loss after income tax expense		16	(2,148)	(3,349)	1,519
Operating segments [member] | Europe Wholesale [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue from external customers		9,548	4,996	14,192	16,531
Service income
Other income
Revenue		9,548	4,996	14,192	16,531
Cost of sales		(6,277)	(4,490)	(10,221)	(11,658)
Gross margin		3,271	506	3,971	4,873
Other segment expenses	[1]	(2,013)	(1,536)	(2,904)	(3,204)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		1,258	(1,030)	1,067	1,669
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		1,258	(1,030)	1,067	1,669
Income tax expense
Loss after income tax expense		1,258	(1,030)	1,067	1,669
Operating segments [member] | E-Commerce [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue from external customers		18,140	32,133	32,234	6,722
Service income
Other income
Revenue		18,140	32,133	32,234	6,722
Cost of sales		(11,902)	(21,248)	(20,974)	(3,582)
Gross margin		6,238	10,885	11,260	3,140
Other segment expenses	[1]	(3,654)	(11,247)	(11,520)	(2,039)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		2,584	(362)	(260)	1,101
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		2,584	(362)	(260)	1,101
Income tax expense
Loss after income tax expense		2,584	(362)	(260)	1,101
Operating segments [member] | Unallocated [member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue from external customers
Service income				102	7,702
Other income					8
Revenue				102	7,710
Cost of sales		(340)	(4,034)	(3,123)	15
Gross margin		(340)	(4,034)	(3,021)	7,725
Other segment expenses	[1]	(8,068)			(13,975)
Administrative expenses		(541)	(1,050)	(1,101)	(801)
Corporate expenses		(8,082)	(17,947)	(19,150)	(13,002)
Other foreign exchange gain/loss		(603)	1,409	(377)	5,160
EBITDA		(17,634)	(21,622)	(23,649)	(14,893)
Brand transition, restructure and transaction expenses		(1,321)	(10,075)	(3,272)	(2,232)
Finance expense		(6,238)	(4,041)	(8,791)	(10,409)
Impairment expense		(11)	(8,173)	(1,914)
Depreciation and amortisation		(1,842)	(2,382)	(3,030)	(3,289)
Fair value (gain)/loss on foreign exchange contracts		(2,135)	(1,704)	(502)	(7,660)
Unrealised foreign exchange gain/(loss)		(568)	2,258	1,636	77
Fair value gain/(loss) on Convertible Note derivative		(592)	(775)	2,393
Loss before income tax expense		(30,341)	(46,514)	(37,129)	(38,406)
Income tax expense		(865)	1,274	(60)	(5,546)
Loss after income tax expense		$ (31,206)	$ (45,240)	$ (37,189)	$ (43,952)

[1]	Other segment expenses relate to brand management expenses and some corporate expenses.